Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments to vendors and content providers		¥ 130,624	¥ 62,268
Interests receivable		123,333	5,575
Individual income tax paid on behalf of employees		28,774
Input value-added tax to be deducted		25,058	2,560
Others		11,704	973
Total	$ 46,468	¥ 319,493	¥ 71,376